Financial instruments (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments	Fair value of financial instruments

June 30, 2024	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,128,171	$1,128,171	$1,076,642	$—	$51,529
Development loans and other receivables	31,479	43,491	—	43,491	—
Derivative instruments:
Interest rate swaps designated as a hedge	95,723	95,723	—	95,723	—
Congestion revenue rights not designated as hedge	10,971	10,971	—	—	10,971
Cross-currency swap designated as a net investment hedge	10,064	10,064	—	10,064	—
Commodity contracts for regulatory operations	75	75	—	75	—
Total derivative instruments	116,833	116,833	—	105,862	10,971
Total financial assets	$1,276,483	$1,288,495	$1,076,642	$149,353	$62,500
Long-term debt	$8,292,649	$8,783,756	$2,223,829	$6,559,927	$—
Convertible debentures	229	262	262	—	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	85,630	85,630	—	—	85,630
Energy contracts not designated as hedge	6,505	6,505	—	—	6,505
Cross-currency swap designated as a net investment hedge	23,203	23,203	—	23,203	—
Cross-currency swap designated as a cash flow hedge	13,783	13,783	—	13,783	—
Commodity contracts for regulated operations	936	936	—	936	—
Total derivative instruments	130,057	130,057	—	37,922	92,135
Total financial liabilities	$8,422,935	$8,914,075	$2,224,091	$6,597,849	$92,135
21. Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2023	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,115,729	$1,115,729	$1,054,665	$—	$61,064
Development loans and other receivables	158,110	155,735	—	155,735	—
Derivative instruments:
Interest rate swap designated as a hedge	72,936	72,936	—	72,936	—
Interest rate cap not designated as a hedge	1,854	1,854	—	1,854	—
Congestion revenue rights not designated as hedge	8,458	8,458	—	—	8,458
Total derivative instruments	83,248	83,248	—	74,790	8,458
Total financial assets	$1,357,087	$1,354,712	$1,054,665	$230,525	$69,522
Long-term debt	$8,516,030	$7,423,318	$2,532,608	$4,890,710	$—
Notes payable to related party	25,808	15,320	—	15,320	—
Convertible debentures	230	276	276	—	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	68,070	68,070	—	—	68,070
Energy contracts not designated as hedge	5,593	5,593	—	—	5,593
Cross-currency swap designated as a net investment hedge	10,533	10,533	—	10,533	—
Currency forward contract designated as hedge	6,779	6,779	—	6,779	—
Interest rate swaps designated as a hedge	11,790	11,790	—	11,790	—
Cross-currency swap designated as a cash flow hedge	5,547	5,547	—	5,547	—
Commodity contracts for regulated operations	2,564	2,564	—	2,564	—
Total derivative instruments	110,876	110,876	—	37,213	73,663
Total financial liabilities	$8,652,944	$7,549,790	$2,532,884	$4,943,243	$73,663

Schedule of Long-Term Energy Derivative Contracts
The Company has sought to reduce the price risk on the expected future sale of power generation at the Sandy Ridge, Senate, Minonk and Sugar Creek Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
3,245,679	September 2030	$24.54	Illinois Hub
287,686	December 2028	$29.14	PJM Western HUB
1,220,001	December 2027	$21.31	NI HUB
1,137,027	December 2027	$36.46	ERCORT North HUB

Schedule of Derivative Instruments Designated as Amortized into Hedged Activity Disclosure

Derivative	Notional quantity		Expiry	Hedged item
Forward-starting interest rate swap		$350,000	July 2029	$350,000 subordinated unsecured notes
Cross-currency interest rate swap	C$	400,000	January 2032	C$400,000 subordinated unsecured notes
Forward-starting interest rate swap		$750,000	April 2032	$750,000 subordinated unsecured notes
Forward-starting interest rate swap		$575,000	June 2026	First $575,000 of the $1,150,000 senior unsecured notes issuance

Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Effective portion of cash flow hedge	$29,771	$29,949	$45,698	$52,435
Amortization of cash flow hedge	(539)	(1,421)	(1,078)	(4,908)
Amounts reclassified from AOCI	(42)	7,893	(5,968)	6,759
OCI attributable to shareholders of AQN	$29,190	$36,421	$38,652	$54,286

Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the unaudited interim condensed consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	Three months ended		Six months ended
	June 30		June 30
	2024	2023	2024	2023
Unrealized gain (loss) on derivative financial instruments:
Energy derivative contracts	$1,843	84	$1,147	$62
Commodity contracts	—	—	(890)	1,128
	$1,843	$84	$257	$1,190
Realized loss on derivative financial instruments:
Energy derivative contracts	(1,887)	(1,537)	(1,783)	(3,830)
	$(1,887)	$(1,537)	$(1,783)	$(3,830)
Loss on derivative financial instruments not accounted for as hedges	(44)	(1,453)	(1,526)	(2,640)
Amortization of AOCI gains frozen as a result of hedge dedesignation	17	997	999	1,994
	$(27)	$(456)	$(527)	$(646)
Unaudited interim condensed consolidated statements of operations classification:
Gain on derivative financial instruments	$58	$1,039	$191	$3,205
Renewable energy sales	(85)	(1,495)	(718)	(3,851)
	$(27)	$(456)	$(527)	$(646)